4. ACCRUED LIABILITIES AND EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued Liabilities And Expenses
Note 4. ACCRUED LIABILITIES AND EXPENSES

Accrued liabilities and expenses as of March 31, 2013 and December 31, 2012 consist of the following:

	March 31, 2013	December 31, 2012
Accrued payroll	$347,508	$292,365
Accrued payroll taxes payable	18,330	18,330
Accrued stock purchase warrants	29,400	29,400
Accrued lawsuit (Note 10 below)	122,985	122,985
Accrued interest and other	30,652	23,516
Total	$548,875	$486,596

Accrued liabilities and expenses as of December 31, 2012 and 2011 consist of the following:

	2012	2011
Accrued payroll	$292,365	$472,221
Accrued payroll taxes payable	18,330	18,330
Accrued stock purchase warrants	29,400	29,400
Accrued lawsuit (Note 6 below)	122,985	–
Accrued interest and other	23,516	107,699
Total	$486,596	$627,650